Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

1. Organization and Nature of Business

Description of the Business

Bullfrog AI Holdings, Inc. (“we”, “our” or the “Company”) was incorporated in the State of Nevada on February 6, 2020. Bullfrog AI Holdings, Inc. is the parent company of Bullfrog AI, Inc. and Bullfrog AI Management, LLC. which were incorporated in Delaware and Maryland, in 2017 and 2021, respectively. All of our operations are currently conducted through Bullfrog AI Holdings, Inc., which began operations on February 6, 2020. We are a company focused specifically on advanced AI/ML-driven analysis of complex data sets in medicine and healthcare. Our objective is to utilize our platform for precision medicine approach to drug asset enablement through external partnerships and selective internal development.

Most new therapeutics will fail at some point in preclinical or clinical development. This is the primary driver of the high cost of developing new therapeutics. A major part of the difficulty in developing new therapeutics is efficient integration of complex and highly dimensional data generated at each stage of development to de-risk subsequent stages of the development process. Artificial Intelligence and Machine Learning (AI/ML) has emerged as a digital solution to help address this problem.

We use artificial intelligence and machine learning to advance medicines for both internal and external projects. Most current AI/ML platforms still fall short in their ability to synthesize disparate, high-dimensional data for actionable insight. Our platform technology, named, bfLEAP™ is an analytical AI/ML platform developed at The Johns Hopkins University Applied Physics Laboratory (JHU-APL) which is able to surmount the challenges of scalability and flexibility currently hindering researchers and clinicians by providing a more precise, multi-dimensional understanding of their data. We are deploying bfLEAP™ for use at several critical stages of development for internal programs and through strategic partnerships and collaborations with the intention of streamlining data analytics in therapeutics development, decreasing the overall development costs by decreasing failure rates for new therapeutics, and impacting the lives of countless patients that may otherwise not receive the therapies they need.

The bfLEAP™ platform utilizes both supervised and unsupervised machine learning – as such, it is able to reveal real/meaningful connections in the data without the need for a priori hypothesis. Algorithms used in the bfLEAP™ platform are designed to handle highly imbalanced data sets to successfully identify combinations of factors that are associated with outcomes of interest.

Our primary goal is to improve the odds of success at any stage of pre-clinical and clinical therapeutics development, for in-house programs, and our strategic partners and collaborators. Our primary business model is enabling the success of ongoing clinical trials or rescue of late stage failed drugs (i.e., Phase 2 or Phase 3 clinical trial failures) for development and divestiture; although, we will also consider collaborations for earlier stage drugs. We hope to accomplish this through strategic acquisitions of current clinical stage and failed drugs for in-house development, or through strategic partnerships with biopharmaceutical industry companies. We are able to pursue our drug asset enhancement business by leveraging a powerful and proven AI/ML platform (trade name: bfLEAP™) initially developed at JHU-APL. We believe the bfLEAP™ analytics platform is a potentially disruptive tool for analysis of pre-clinical and/or clinical data sets, such as the robust pre-clinical and clinical trial data sets being generated in translational R&D and clinical trial settings.

Liquidity and Going Concern

The Company has had negative cash flows from operations and operated at a net loss since inception. In the first quarter of 2023, we completed our initial public offering (“IPO”). We believe that the funds raised and notes that were converted from debt to equity in connection with the IPO now provide enough liquidity to fund operations beyond 9 months from the date of this filing.

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Bullfrog AI Holdings, Inc. was incorporated in the State of Nevada on February 6, 2020. Bullfrog AI Holdings, Inc. is the parent company of Bullfrog AI, Inc. and Bullfrog AI Management, LLC. which were incorporated in Delaware and Maryland, in 2017 and 2021, respectively. All of our operations are currently conducted through BullFrog AI Holdings, Inc., which began operations on February 6, 2020. We are a company focused specifically on advanced AI/ML-driven analysis of complex data sets in medicine and healthcare. Our objective is to utilize our platform for precision medicine approach to drug asset enablement through external partnerships and selective internal development.

Most new therapeutics will fail at some point in preclinical or clinical development. This is the primary driver of the high cost of developing new therapeutics. A major part of the difficulty in developing new therapeutics is efficient integration of complex and highly dimensional data generated at each stage of development to de-risk subsequent stages of the development process. Artificial Intelligence and Machine Learning (AI/ML) has emerged as a digital solution to help address this problem.

We use artificial intelligence and machine learning to advance medicines for both internal and external projects. Most current AI/ML platforms still fall short in their ability to synthesize disparate, high-dimensional data for actionable insight. Our platform technology, named, bfLEAP™ is an analytical AI/ML platform developed at The Johns Hopkins University Applied Physics Laboratory (JHU-APL) which is able to surmount the challenges of scalability and flexibility currently hindering researchers and clinicians by providing a more precise, multi-dimensional understanding of their data. We are deploying bfLEAP™ for use at several critical stages of development for internal programs and through strategic partnerships and collaborations with the intention of streamlining data analytics in therapeutics development, decreasing the overall development costs by decreasing failure rates for new therapeutics, and impacting the lives of countless patients that may otherwise not receive the therapies they need.

The bfLEAP™ platform utilizes both supervised and unsupervised machine learning – as such, it is able to reveal real/meaningful connections in the data without the need for an a priori hypothesis. Algorithms used in the bfLEAP™ platform are designed to handle highly imbalanced data sets to successfully identify combinations of factors that are associated with outcomes of interest.

Our primary goal is to improve the odds of success at any stage of pre-clinical and clinical therapeutics development, for in house programs, and our strategic partners and collaborators. Our primary business model is enabling the success of ongoing clinical trials or rescue of late stage failed drugs (i.e., Phase 2 or Phase 3 clinical trial failures) for development and divestiture; although, we will also consider collaborations for earlier stage drugs. We hope to accomplish this through strategic acquisitions of current clinical stage and failed drugs for in-house development, or through strategic partnerships with biopharmaceutical industry companies. We are able to pursue our drug asset enhancement business by leveraging a powerful and proven AI/ML platform (trade name: bfLEAP™) initially developed at JHU-APL. We believe the bfLEAP™ analytics platform is a potentially disruptive tool for analysis of pre-clinical and/or clinical data sets, such as the robust pre-clinical and clinical trial data sets being generated in translational R&D and clinical trial settings.